SHARE-BASED COMPENSATION (Details Narrative) - USD ($)											12 Months Ended
	May 16, 2024	Mar. 09, 2024	Feb. 22, 2024	Oct. 03, 2023	Oct. 02, 2023	Aug. 03, 2023	Aug. 02, 2023	May 31, 2023	Jul. 01, 2022	Jun. 28, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of stock issued, services, shares		61,276
Number of stock issued, services, value												$ 218,304
Number of shares granted options to purchase											15,032
Exercisable per share											$ 0.10	$ 0.10
Stock issued during period shares new issues	2,445,415		20,000
Stock issued during period value new issues			$ 99,020								$ 5,600,000	$ 2,027,574
Share price	$ 2.29		$ 4.95
Share-Based Payment Arrangement, Noncash Expense											1,319,840	349,396	$ 170,883
General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Noncash Expense											$ 44,000	$ 131,092	$ 170,883
Consultant [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock issued during period shares new issues					220,000
Stock issued during period value new issues					$ 886,820
Share price					$ 4.03
Consultant [Member] | Acquisition Consulting Services [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of stock issued, services, shares								50,000				50,000
Number of stock issued, services, value												$ 174,904
Consultant [Member] | Legal Advice Services [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of stock issued, services, shares							7,000					7,000
Number of stock issued, services, value												$ 43,400
Independent Director [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of shares granted options to purchase									2,960	2,244
Exercisable per share									$ 0.10	$ 0.10
Two Independent Director [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of shares granted options to purchase				3,061		1,875
Exercisable per share				$ 0.10		$ 0.10